Overview and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Overview and Basis of Presentation [Abstract]
Overview and Basis of Presentation

1.      Overview and Basis of Presentation

Nature of Operations

On December 1, 2021, Rumble Inc., a corporation formed under the laws of the Province of Ontario, Canada (“Legacy Rumble”) and CF Acquisition VI, a Delaware corporation (“CFVI”) entered into a business agreement (the “Business Combination Agreement”). On September 16, 2022, pursuant to the terms of the Business Combination Agreement, Legacy Rumble and CFVI announced the completion of a transaction whereby CFVI was renamed Rumble Inc. and Legacy Rumble was renamed Rumble Canada Inc. (the “Qualifying Transaction”). Refer to Note 12 Qualifying Transaction for further detail.

Rumble Inc. (“Rumble” or “the Company”) is a high growth, video sharing platform and cloud services provider designed to help content creators manage, distribute, and monetize their content by connecting them with brands, publishers, and directly to their subscribers and followers. The Company’s registered office is located at 444 Gulf of Mexico Drive, Longboat Key, Florida, 34228. The Company’s shares of Class A common stock and warrants are traded on The Nasdaq Global Market (“Nasdaq”) under the symbol “RUM” and “RUMBW”, respectively.

Basis of Presentation

The accompanying consolidated financial statements (the “financial statements”) are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and include the results of the Company and its wholly-owned subsidiaries. Any reference in these notes to applicable guidance is meant to refer to the authoritative guidance found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”). All intercompany balances and transactions have been eliminated upon consolidation. These financial statements are presented in U.S. dollars, which is the functional currency of the Company.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and all subsidiaries. Subsidiaries are entities in which the Company has a controlling voting interest or is the primary beneficiary of a variable interest entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating intercompany balances and transactions.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates the estimates used, which include but are not limited to the: allowance for credit losses; valuation of share-based compensation awards; estimates in the determination of the fair value of assets acquired and liabilities assumed in connection with acquisitions; fair value of financial instruments including warrant liability and contingent consideration; discount rate in determining lease liabilities; valuation of long-lived assets and their associated useful lives, valuation of goodwill; and the realization of tax assets, estimates of tax liabilities, and valuation of deferred taxes. These estimates, judgments, and assumptions are reviewed periodically and the impact of any revisions are reflected in the financial statements in the period in which such revisions are made. Actual results could differ materially from those estimates, judgments, or assumptions, and such differences could be material to the Company’s consolidated financial position and results of operations.